Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Central Index Key	0000311635
Amendment Flag	false
Document Creation Date	Oct. 13, 2016
Document Effective Date	Oct. 13, 2016
Prospectus Date	Oct. 13, 2016